Shareholder Fees {- Fidelity® Momentum Factor ETF}	Nov. 29, 2021 USD ($)
09.30 Fidelity Factor ETFs Combo PRO-08 | Fidelity® Momentum Factor ETF
Shareholder Fees:
(fees paid directly from your investment)	none